System Fund and reimbursables - Summary of System Fund and Reimbursable Revenues and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
System Fund And Reimbursables [Line Items]
System Fund expenses	$ (1,763)	$ (1,694)	$ (1,545)
Reimbursable expenses	(1,004)	(1,000)	(896)
System Fund and reimbursable expenses	(2,767)	(2,694)	(2,441)
System Fund And Reimbursable Revenues
System Fund And Reimbursables [Line Items]
Revenue	2,721	2,611	2,460
System Fund Revenue
System Fund And Reimbursables [Line Items]
Revenue	1,717	1,611	1,564
Reimbursable Revenues
System Fund And Reimbursables [Line Items]
Revenue	$ 1,004	$ 1,000	$ 896